Note 4 - Revenue and Segmental Information (Details Textual) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018
Statement Line Items [Line Items]
Number of Operating Segments	3
Number of major customers representing more than 10 percent of revenue	1	1	0
Critical Power Services segment [member]
Statement Line Items [Line Items]
Revenue recognized for major customers	$ 6	$ 6